UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

AMG Funds LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: February 28th

Date of reporting period: NOVEMBER 30, 2014 (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG Systematic Large Cap Value Fund

Schedule of Portfolio Investments (unaudited)

November 30, 2014

	Shares	Value
Common Stocks - 97.8%
Consumer Discretionary - 7.8%
Bed Bath & Beyond, Inc.*	4,515	$331,266
Columbia Sportswear Co.	4,590	206,780
Foot Locker, Inc.	4,645	266,112
Gannett Co., Inc.	10,600	345,030
General Motors Co.	17,250	576,668
Lear Corp.	4,065	389,874
Macy’s, Inc.	10,600	688,046
Magna International, Inc.[1]	3,235	348,248
Ross Stores, Inc.	2,925	267,579
Sony Corp., Sponsored ADR	12,175	267,728
The TJX Cos., Inc.	5,250	347,340
Total Consumer Discretionary		4,034,671
Consumer Staples - 5.4%
CVS Health Corp.	6,880	628,557
The Kroger Co.	8,815	527,490
Molson Coors Brewing Co., Class B	3,720	287,742
Rite Aid Corp.*	95,100	521,148
Tyson Foods, Inc., Class A	13,800	584,292
Whole Foods Market, Inc.	5,425	265,988
Total Consumer Staples		2,815,217
Energy - 10.8%
Cameron International Corp.*	5,490	281,527
Chesapeake Energy Corp.	32,900	666,554
Cimarex Energy Co.	2,555	268,147
Devon Energy Corp.	9,845	580,560
Exxon Mobil Corp.	15,510	1,404,275
Hess Corp.	4,220	307,765
Nabors Industries, Ltd.	27,900	366,048
Occidental Petroleum Corp.	5,960	475,429
Royal Dutch Shell PLC, ADR	6,450	428,344
Valero Energy Corp.	13,850	673,248
Whiting Petroleum Corp.*	3,735	156,011
Total Energy		5,607,908
Financials - 27.1%
The Allstate Corp.	9,005	613,691
American International Group, Inc.	8,295	454,566
Annaly Capital Management, Inc.	54,504	627,886
Bank of America Corp.	94,825	1,615,818
Capital One Financial Corp.	6,435	535,392

	Shares	Value
CIT Group, Inc.	7,910	$386,008
Citigroup, Inc.	21,700	1,171,149
Discover Financial Services	11,025	722,689
Fifth Third Bancorp	48,725	980,347
The Hartford Financial Services Group, Inc.	10,285	424,771
Huntington Bancshares, Inc.	42,550	430,180
JPMorgan Chase & Co.	21,920	1,318,707
Lincoln National Corp.	7,315	414,248
MetLife, Inc.	21,600	1,201,176
The PNC Financial Services Group, Inc.	16,885	1,476,931
Prudential Financial, Inc.	6,255	531,550
Regions Financial Corp.	47,725	480,591
Synchrony Financial*	8,925	258,914
Voya Financial, Inc.	11,125	465,915
Total Financials		14,110,529
Health Care - 16.2%
AbbVie, Inc.	6,315	436,998
Aetna, Inc.	9,440	823,546
Amgen, Inc.	3,720	614,953
Edwards Lifesciences Corp.*	3,265	423,405
Eli Lilly & Co.	3,965	270,096
Express Scripts Holding Co.*	4,645	386,232
Gilead Sciences, Inc.*	4,375	438,900
HCA Holdings, Inc.*	5,095	355,071
Laboratory Corp. of America Holdings*	4,370	457,277
Mallinckrodt PLC*	2,755	254,066
Medtronic, Inc.	2,865	211,637
Merck & Co., Inc.	18,300	1,105,320
Mylan, Inc.*	6,640	389,170
Pfizer, Inc.	17,425	542,789
Quintiles Transnational Holdings, Inc.*	6,010	347,498
Shire PLC, ADR	1,030	220,008
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	14,440	822,791
WellPoint, Inc.	2,515	321,694
Total Health Care		8,421,451
Industrials - 10.7%
AerCap Holdings N.V.*	4,685	207,592
American Airlines Group, Inc.	11,350	550,816
CSX Corp.	7,775	283,710
Cummins, Inc.	1,760	256,291
Delta Air Lines, Inc.	11,610	541,839

AMG Systematic Large Cap Value Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 10.7% (continued)
General Dynamics Corp.	2,345	$340,869
General Electric Co.	40,425	1,070,858
Lockheed Martin Corp.	1,675	320,863
PACCAR, Inc.	3,120	209,102
Pitney Bowes, Inc.	12,050	296,671
Southwest Airlines Co.	12,655	529,232
Trinity Industries, Inc.	13,500	432,810
United Continental Holdings, Inc.*	8,765	536,681
Total Industrials		5,577,334
Information Technology - 12.5%
Apple, Inc.	2,361	280,794
Broadcom Corp., Class A	4,925	212,415
Cisco Systems, Inc.	9,850	272,254
Electronic Arts, Inc.*	5,850	256,991
Hewlett-Packard Co.	31,825	1,243,085
Intel Corp.	14,025	522,431
Lam Research Corp.	3,295	272,299
Micron Technology, Inc.*	24,750	889,762
NetApp, Inc.	6,850	291,467
NXP Semiconductors N.V.*	8,235	640,765
Skyworks Solutions, Inc.	6,765	456,434
Western Digital Corp.	7,040	727,021
Xerox Corp.	30,850	430,666
Total Information Technology		6,496,384
Materials - 4.5%
Alcoa, Inc.	19,500	337,155
Barrick Gold Corp.[1]	29,800	354,322
The Dow Chemical Co.	12,815	623,706
LyondellBasell Industries N.V., Class A	6,575	518,504

	Shares	Value
Newmont Mining Corp.	14,800	$272,320
United States Steel Corp.[1]	7,500	250,125
Total Materials		2,356,132
Telecommunication Services - 0.7%
Verizon Communications, Inc.	7,305	369,560
Utilities - 2.1%
Duke Energy Corp.	4,795	387,916
Exelon Corp.	19,000	687,230
Total Utilities		1,075,146
Total Common Stocks (cost $40,513,433)		50,864,332

	Principal Amount
Short-Term Investments - 3.5%
Repurchase Agreements - 1.5%[2]
Cantor Fitzgerald Securities, Inc., dated 11/28/14 due 12/01/14, 0.130%, total to be received $762,452 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 01/01/15 - 10/20/64, totaling $777,693)	$762,444	762,444

	Shares
Other Investment Companies - 2.0%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	1,054,791	1,054,791
Total Short-Term Investments (cost $1,817,235)		1,817,235
Total Investments - 101.3% (cost $42,330,668)		52,681,567
Other Assets, less Liabilities - (1.3)%		(690,574)
Net Assets - 100.0%		$51,990,993

AMG Systematic Mid Cap Value Fund

Schedule of Portfolio Investments (unaudited)

November 30, 2014

	Shares	Value
Common Stocks - 98.9%
Consumer Discretionary - 10.8%
American Eagle Outfitters, Inc.[1]	496,400	$6,999,240
Bed Bath & Beyond, Inc.*	49,590	3,638,418
Deckers Outdoor Corp.*	84,720	8,194,118
Foot Locker, Inc.	171,925	9,849,583
Gannett Co., Inc.	216,125	7,034,869
Hanesbrands, Inc.	48,825	5,650,029
Harley-Davidson, Inc.	104,890	7,308,735
Macy’s, Inc.	42,550	2,761,921
Magna International, Inc.[1]	69,045	7,432,694
Ross Stores, Inc.	47,180	4,316,026
Royal Caribbean Cruises, Ltd.	88,488	6,525,105
Starz, Class A*	190,620	6,288,554
Total Consumer Discretionary		75,999,292
Consumer Staples - 4.3%
Molson Coors Brewing Co., Class B	132,205	10,226,057
Pinnacle Foods, Inc.	159,675	5,433,740
Tyson Foods, Inc., Class A	257,100	10,885,614
Whole Foods Market, Inc.	77,015	3,776,045
Total Consumer Staples		30,321,456
Energy - 4.8%
Encana Corp.	393,035	6,202,092
Newfield Exploration Co.*	233,500	6,358,205
PBF Energy, Inc., Class A	267,575	7,561,670
Precision Drilling Corp.	1,186,025	7,638,001
Whiting Petroleum Corp.*	144,950	6,054,561
Total Energy		33,814,529
Financials - 28.8%
Allied World Assurance Co. Holdings AG	154,029	5,806,893
Atmos Energy Corp.	214,210	11,503,077
AvalonBay Communities, Inc.	33,240	5,344,660
BioMed Realty Trust, Inc.	592,800	12,715,560
CBL & Associates Properties, Inc.	289,512	5,631,008
CBRE Group, Inc., Class A*	438,983	14,811,286
CIT Group, Inc.	160,209	7,818,199
Discover Financial Services	115,890	7,596,590
DuPont Fabros Technology, Inc.	368,050	11,994,750
The Hartford Financial Services Group, Inc.	371,935	15,360,916
Invesco, Ltd.	256,300	10,344,268
Lazard, Ltd., Class A1	64,385	3,317,115

	Shares	Value
Liberty Property Trust	406,275	$14,374,010
Lincoln National Corp.	183,620	10,398,401
Raymond James Financial, Inc.	273,980	15,425,074
Sunstone Hotel Investors, Inc.	742,706	11,890,723
SunTrust Banks, Inc.	218,595	8,588,598
Voya Financial, Inc.	201,875	8,454,525
Webster Financial Corp.	488,975	15,388,043
XL Group PLC	139,165	4,943,141
Total Financials		201,706,837
Health Care - 9.7%
Boston Scientific Corp.*	685,775	8,825,924
HCA Holdings, Inc.*	188,364	13,127,087
Hologic, Inc.*	343,448	9,204,406
Laboratory Corp. of America Holdings*	57,650	6,032,496
MEDNAX, Inc.*	91,820	6,010,537
Quintiles Transnational Holdings, Inc.*	105,290	6,087,868
WellPoint, Inc.	89,880	11,496,551
Zimmer Holdings, Inc.	64,539	7,247,084
Total Health Care		68,031,953
Industrials - 11.5%
AerCap Holdings N.V.*	175,990	7,798,117
Allison Transmission Holdings, Inc.	499,614	16,432,304
American Airlines Group, Inc.	119,705	5,809,284
Con-way, Inc.	125,820	6,233,123
Delta Air Lines, Inc.	83,525	3,898,112
GATX Corp.	166,805	10,331,902
ITT Corp.	181,940	7,532,316
Pitney Bowes, Inc.	179,875	4,428,522
RR Donnelley & Sons Co.	309,075	5,204,823
Stanley Black & Decker, Inc.	73,814	6,970,994
Trinity Industries, Inc.	189,950	6,089,797
Total Industrials		80,729,294
Information Technology - 12.9%
ARRIS Group, Inc.*	147,625	4,394,796
Booz Allen Hamilton Holding Corp.	127,258	3,462,690
Broadcom Corp., Class A	220,315	9,502,186
Check Point Software Technologies, Ltd.*	116,435	9,001,590
CoreLogic, Inc.*	107,150	3,559,523
Electronic Arts, Inc.*	164,020	7,205,399
F5 Networks, Inc.*	33,090	4,274,897
Integrated Device Technology, Inc.*	190,900	3,562,194

AMG Systematic Mid Cap Value Fund

Schedule of Portfolio Investments (continued)

-

	Shares	Value
Information Technology - 12.9% (continued)
Lam Research Corp.	45,220	$3,736,981
Micron Technology, Inc.*	218,750	7,864,063
NetApp, Inc.	111,175	4,730,496
NXP Semiconductors N.V.*	64,775	5,040,143
Skyworks Solutions, Inc.	134,665	9,085,848
TiVo, Inc.*	554,575	6,754,723
Western Digital Corp.	82,255	8,494,474
Total Information Technology		90,670,003
Materials - 7.2%
Alcoa, Inc.	776,900	13,432,601
Celanese Corp., Series A	141,375	8,492,396
Huntsman Corp.	462,650	11,806,828
Rock Tenn Co., Class A	144,895	8,231,485
United States Steel Corp.[1]	256,564	8,556,409
Total Materials		50,519,719
Telecommunication Services - 2.2%
Level 3 Communications, Inc.*	300,760	15,038,000
Utilities - 6.7%
Ameren Corp.	264,910	11,420,270
CMS Energy Corp.	85,625	2,834,188
DTE Energy Co.	84,345	6,870,744
Dynegy, Inc.*	183,825	6,093,799
Exelon Corp.	236,741	8,562,922
NRG Energy, Inc.	258,325	8,075,240
Portland General Electric Co.	77,475	2,856,503
Total Utilities		46,713,666
Total Common Stocks (cost $629,261,366)		693,544,749

	Principal Amount	Value
Short-Term Investments - 2.9%
Repurchase Agreements - 1.6%[2]
Bank of Nova Scotia, dated 11/28/14, due 12/01/14, 0.08%, total to be received $572,592 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.625%, 01/08/15 - 08/15/44, totaling $584,044)	$572,588	$572,588
Cantor Fitzgerald Securities, Inc., dated 11/28/14 due 12/01/14, 0.130%, total to be received $2,720,156 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 01/01/15 - 10/20/64, totaling $2,774,530)	2,720,127	2,720,127
Citigroup Global Markets, Inc., dated 11/28/14, due 12/01/14, 0.100%, total to be received $2,720,150 (collateralized by various U.S. Government Agency Obligations, 0.375% - 8.000%, 05/31/16 - 12/15/49, totaling $2,774,530)	2,720,127	2,720,127
Nomura Securities International, Inc., dated 11/28/14, due 12/01/14, 0.100%, total to be received $2,720,150 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.250%, 12/05/14 -08/20/62 totaling $2,774,530)	2,720,127	2,720,127
State of Wisconsin Investment Board, dated 11/28/14, due 12/01/14, 0.150%, total to be received $2,720,161 (collateralized by various U.S. Government Agency Obligations, 0.125% - 2.500%, 04/15/16 - 01/15/29, totaling $2,774,494)	2,720,127	2,720,127
Total Repurchase Agreements		11,453,096

	Shares
Other Investment Companies - 1.3%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	9,056,004	9,056,004
Total Short-Term Investments (cost $20,509,100)		20,509,100
Total Investments - 101.8% (cost $649,770,466)		714,053,849
Other Assets, less Liabilities - (1.8)%		(12,685,404)
Net Assets - 100.0%		$701,368,445

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At November 30, 2014, the approximate cost of investments for federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Systematic Large Cap Value Fund	$42,653,442	$11,170,019	$(1,141,894)	$10,028,125
AMG Systematic Mid Cap Value Fund	652,016,628	82,353,194	(20,315,973)	62,037,221

*	Non-income producing security.
[1]	Some or all of these shares were out on loan to various brokers as of November 30, 2014, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Systematic Large Cap Value Fund	$713,662	1.4%
AMG Systematic Mid Cap Value Fund	11,222,380	1.6%

[2]	Collateral received from brokers for securities lending was invested in these short-term investments.
[3]	Yield shown represents the November 30, 2014, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

VALUATION OF INVESTMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities primarily traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities primarily traded on an international securities exchange and equity securities traded in a non-U.S. over-the counter market are valued at the last quoted sales price. The Funds’ investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”).

Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if AMG Funds LLC (formerly Managers Investment Group LLC) (the “Investment Manager”) believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Pricing Committee, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, on behalf of a fund that invests in international securities, the Investment Manager or applicable subadvisor may recommend an adjustment of such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which each Fund calculates its NAV. The Board has also adopted a policy that securities held in a fund that invests in international securities and certain foreign debt obligations held by a fund, in each case, that can be fair valued by the applicable fair value pricing service are fair valued on each business day without regard to a “trigger” (e.g., without regard to invoking fair value based upon a change in a U.S. equity securities index exceeding a predetermined level). The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

Notes to Schedules of Portfolio Investments (continued)

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (U.S. GAAP) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Notes to Schedules of Portfolio Investments (continued)

The following tables summarize the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of November 30, 2014:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Systematic Large Cap Value Fund
Investments in Securities
Common Stocks†	$50,864,332	—	—	$50,864,332
Short-Term Investments
Repurchase Agreements	—	$762,444	—	762,444
Other Investment Companies	1,054,791	—	—	1,054,791

Total Investments in Securities	$51,919,123	$762,444	—	$52,681,567

	Quoted Prices in Active Markets	Significant Other	Significant Unobservable
	for Identical Investments	Observable Inputs	Inputs
	Level 1	Level 2	Level 3	Total
AMG Systematic Mid Cap Value Fund
Investments in Securities
Common Stocks†	$693,544,749	—	—	$693,544,749
Short-Term Investments
Repurchase Agreements	—	$11,453,096	—	11,453,096
Other Investment Companies	9,056,004	—	—	9,056,004

Total Investments in Securities	$702,600,753	$11,453,096	—	$714,053,849

†	All common stocks held in the Funds are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.

As of November 30, 2014, the Funds had no transfers between levels from the beginning of the reporting period.

INVESTMENT DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, President

Date: January 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, President

Date: January 26, 2015

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: January 26, 2015